United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-5536

                      (Investment Company Act File Number)


                                Capital One Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                             Gail C. Jones, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/06


                 Date of Reporting Period: Quarter ended 5/31/06







Item 1.     Schedule of Investments




CAPITAL ONE CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

  SHARES     VALUE

               COMMON STOCKS--98.5%
               COMMERCIAL SERVICES--2.2%
    67,000     Donnelley (R.R.) & Sons Co.                                                    $   2,156,060
    75,000     Robert Half International, Inc.                                                    3,078,000
                  TOTAL                                                                           5,234,060
               COMMUNICATIONS--3.1%
   109,118     AT&T, Inc.                                                                         2,843,615
     9,979 (1) Embarq Corp.                                                                         415,825
   199,599     Sprint Nextel Corp.                                                                4,233,495
                  TOTAL                                                                           7,492,935
               CONSUMER NON-DURABLES--6.9%
    45,000     Altria Group, Inc.                                                                 3,255,750
    30,000     Brown-Forman Corp., Class B                                                        2,289,000
    47,000 (1) Coach, Inc.                                                                        1,366,760
    25,000     Colgate-Palmolive Co.                                                              1,508,500
    81,500     PepsiCo, Inc.                                                                      4,927,490
    60,000     Procter & Gamble Co.                                                               3,255,000
                  TOTAL                                                                          16,602,500
               CONSUMER SERVICES--4.7%
    50,000     McDonald's Corp.                                                                   1,658,500
    70,000 (1) Starbucks Corp.                                                                    2,495,500
   228,700     Walt Disney Co.                                                                    6,975,350
                  TOTAL                                                                          11,129,350
               DISTRIBUTION SERVICES--2.6%
   125,000     McKesson HBOC, Inc.                                                                6,187,500
               ELECTRONIC TECHNOLOGY--12.3%
    60,000 (1) Apple Computer, Inc.                                                               3,586,200
   224,720 (1) Cisco Systems, Inc.                                                                4,422,490
   127,100     Hewlett-Packard Co.                                                                4,115,498
    20,000 (1) Jabil Circuit, Inc.                                                                  696,400
    75,000 (1) MEMC Electronic Materials                                                          2,626,500
   139,200     National Semiconductor Corp.                                                       3,574,656
    80,000     Northrop Grumman Corp.                                                             5,174,400
    19,000 (1) Sandisk Corp.                                                                      1,069,130
   133,600 (1) Tellabs, Inc.                                                                      1,910,480
    68,900     Texas Instruments, Inc.                                                            2,151,747
                  TOTAL                                                                          29,327,501
               ENERGY MINERALS--8.0%
    19,600     Anadarko Petroleum Corp.                                                             973,532
    35,300     Apache Corp.                                                                       2,290,264
   109,000     ConocoPhillips                                                                     6,898,610
   114,500     Exxon Mobil Corp.                                                                  6,974,195
    34,100     Valero Energy Corp.                                                                2,092,035
                  TOTAL                                                                          19,228,636
               FINANCE--21.4%
    55,000     Allstate Corp.                                                                     3,025,550
   155,000     Bank of America Corp.                                                              7,502,000
    60,000     Bear Stearns & Co., Inc.                                                           8,025,000
    35,000     Citigroup, Inc.                                                                    1,725,500
    20,000     Goldman Sachs Group, Inc.                                                          3,019,000
    52,000     J.P. Morgan Chase & Co.                                                            2,217,280
    60,000     Lehman Brothers Holdings, Inc.                                                     3,996,600
    39,200     MetLife, Inc.                                                                      2,017,624
    25,000     Prologis                                                                           1,236,250
    40,000     Prudential Financial, Inc.                                                         3,046,000
    63,000     SunTrust Banks, Inc.                                                               4,769,730
   206,100     UNUMProvident Corp.                                                                3,701,556
    87,197     Wachovia Corp.                                                                     4,665,039
    51,600     Washington Mutual Bank                                                             2,368,956
                  TOTAL                                                                          51,316,085
               HEALTH SERVICES--1.9%
    81,000     Quest Diagnostic, Inc.                                                             4,514,940
               HEALTH TECHNOLOGY-7.9%
    48,800 (1) Amgen, Inc.                                                                        3,298,392
    20,000 (1) Barr Laboratories, Inc.                                                            1,054,000
    37,200     Becton, Dickinson & Co.                                                            2,247,996
   129,800     Johnson & Johnson                                                                  7,816,556
   100,000     Merck & Co., Inc.                                                                  3,329,000
    53,700     Pfizer, Inc.                                                                       1,270,542
                  TOTAL                                                                          19,016,486
               INDUSTRIAL SERVICES--0.6%
    51,000 (1) Shaw Group, Inc.                                                                   1,358,640
               NON-ENERGY MINERALS--1.1%
    30,000     Phelps Dodge Corp.                                                                 2,570,700
               PROCESS INDUSTRIES--2.9%
    87,000     Archer-Daniels-Midland Co.                                                         3,616,590
    38,700     Monsanto Co.                                                                       3,256,992
                  TOTAL                                                                           6,873,582
               PRODUCER MANUFACTURING--6.5%
    50,900     Emerson Electric Co.                                                               4,200,268
   125,000     General Electric Co.                                                               4,282,500
    26,550     Graco, Inc.                                                                        1,220,503
    29,400     PACCAR, Inc.                                                                       2,259,390
    30,000 (1) TRW Automotive Holdings Corp.                                                        821,700
    30,200     Textron Inc.                                                                       2,746,086
                  TOTAL                                                                          15,530,447
               RETAIL TRADE--4.6%
    75,751     CVS Corp.                                                                          2,113,453
    94,000     Home Depot, Inc.                                                                   3,583,280
    50,000     Penney (J.C.) Co., Inc.                                                            3,038,000
   100,000     TJX Cos., Inc.                                                                     2,371,000
                  TOTAL                                                                          11,105,733
               TECHNOLOGY SERVICES--4.6%
    52,001 (1) Autodesk, Inc.                                                                     1,892,316
    50,800 (1) Computer Sciences Corp.                                                            2,857,500
     4,000 (1) Google Inc.                                                                        1,487,280
   150,000     Microsoft Corp.                                                                    3,397,500
   100,000 (1) Oracle Corp.                                                                       1,422,000
                  TOTAL                                                                          11,056,596
               TRANSPORTATION--4.0%
    15,000     Burlington Northern Santa Fe Corp.                                                 1,161,150
    40,000     FedEx Corp.                                                                        4,370,800
    80,000     Tidewater, Inc.                                                                    4,057,600
                  TOTAL                                                                           9,589,550
               UTILITIES--3.2%
    40,000     FirstEnergy Corp.                                                                  2,096,800
    75,000     Questar Corp.                                                                      5,526,750
                  TOTAL                                                                           7,623,550
                  TOTAL COMMON STOCKS                                                           235,758,791
                  (IDENTIFIED COST $171,803,485)
               MUTUAL FUND--1.3%
 3,045,656     Fidelity Institutional Cash Treasury Money Market Fund (AT NET ASSET VALUE)        3,045,656
                  TOTAL INVESTMENTS-99.8%                                                       238,804,447
                  (IDENTIFIED COST $174,849,141)(2)
                  OTHER ASSETS AND LIABILITIES -NET - 0.2%                                          434,354
                  TOTAL NET ASSETS -100%                                                      $ 239,238,801

(1) Non-income producing security.

(2) At May 31, 2006, the cost of investments for federal tax purposes amounts to $174,849,141. The net unrealized appreciation of investments for federal tax purposes was $63,955,306. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
$66,157,591 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,202,285.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

   INVESTMENT VALUATION - Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





CAPITAL ONE CASH RESERVE FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
    OR SHARES
                (1) COMMERCIAL PAPER --68.7%
                AGRICULTURAL OPERATIONS--4.9%
  $  9,000,000  Cargill Financial Services, 4.980%, 6/30/2006                                                          $   8,963,895
                COMMUNICATIONS--4.9%
     9,000,000  (2) BellSouth Corp., 4.980%, 6/16/2006                                                                     8,981,325
                CONSUMER DURABLES--4.9%
     9,000,000  Toyota Motor Credit Corp., 4.990%, 6/29/2006                                                               8,965,070
                CONSUMER NON-DURABLES--4.9%
     8,900,000  Coca-Cola Enterprises, Inc., 4.950%, 6/5/2006                                                              8,895,105
                ENERGY MINERALS--4.9%
     9,000,000  Chevron Oil Finance Co., (Guaranteed by Chevron Corp.), 4.950%, 6/9/2006                                   8,990,100
                FINANCE--44.2%
     9,000,000  American Express Co., 4.990%, 6/6/2006                                                                     8,993,762
     9,000,000  American General Investment Corp., (Guaranteed by American General Corp.), 4.990%, 6/6/2006                8,993,762
     9,000,000  CIT Group, Inc., 5.010%, 6/20/2006                                                                         8,976,203
     9,000,000  Citicorp, 4.970%, 6/19/2006                                                                                8,977,635
     9,000,000  General Electric Capital Corp., 4.980%, 6/7/2006                                                           8,992,530
     9,000,000  HSBC Finance Corp., 4.990%, 6/9/2006                                                                       8,990,020
     9,000,000  Jupiter Securitization Corp., 4.970%, 6/5/2006                                                             8,995,030
     9,000,000  Prudential Funding Corp., 4.960%, 6/26/2006                                                                8,969,000
     9,000,000  Wells Fargo & Co., 4.980%, 6/5/2006                                                                        8,995,020
                   TOTAL                                                                                                  80,882,962
                   TOTAL COMMERCIAL PAPER                                                                                125,678,457
                (3) GOVERNMENT AGENCIES --8.9%
                FINANCE--8.9%
     6,340,000  Federal Home Loan Bank System, 1.875%, 6/15/2006                                                           6,333,477
     5,000,000  Federal National Mortgage Association, 2.625%, 11/15/2006                                                  4,942,862
     5,000,000  Federal National Mortgage Association, 3.000%, 11/22/2006                                                  4,948,809
                   TOTAL GOVERNMENT AGENCIES                                                                              16,225,148
                MUTUAL FUND--3.0%
     5,601,851  Fidelity Institutional Cash Treasury Money Market Fund                                                     5,601,851
                REPURCHASE AGREEMENT--19.5%
  $ 35,665,000  Interest in $35,665,000 repurchase agreement 4.980%, dated 5/31/2006 under which Morgan Stanley &         35,665,000
                Co., Inc. will repurchase a U.S. Government Agency security with a maturity of 10/19/2007 for
                $35,669,934 on 6/1/2006. The market value of the underlying security at the end of the period was
                $36,381,312.
                   TOTAL INVESTMENTS --- 100.1%                                                                          183,170,456
                   (AT AMORTIZED COST)(4)
                   OTHER ASSETS AND LIABILITIES --- NET --- (0.1)%                                                         (238,851)
                   TOTAL NET ASSETS --- 100%                                                                           $ 182,931,605

(1) Rate shown represents yield to maturity.

(2) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, this security amounted to $8,981,325 which represents 4.9% of total net assets.

(3) These issues show the rate of discount at the time of purchase.

(4) Also represents cost for federal tax purposes.

   Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

INVESTMENT VALUATION: The Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.






CAPITAL ONE LOUISIANA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

              (1) MUNICIPAL BONDS--96.1%
                  GUAM--1.7%
  $ 1,020,000     Guam Airport Authority, Revenue Bonds (Series A), 5.25%, 10/1/2014                                    $  1,096,592
                  LOUISIANA-88.6%
      500,000     Bossier City, LA, Refunding Revenue Bonds, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%),                 508,465
                  11/1/2014
    1,000,000     Calcasieu Parish, LA, IDB, Sales Tax, 5.50% (AMBAC INS), 11/1/2019                                       1,025,870
    1,000,000     East Baton Rouge Parish, LA, LT GO, 4.25% (FSA INS)/(Original Issue Yield: 4.39%), 5/1/2018                980,270
      705,000     East Baton Rouge Parish, LA, Refunding Revenue Bonds (Series ST-B), 4.00% (AMBAC INS), 2/1/2008            708,271
      750,000     East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield:              773,400
                  4.72%), 2/1/2013
    1,680,000     East Baton Rouge Parish, LA, Revenue Bonds, 4.50%, 2/1/2013                                              1,726,670
      165,000     East Baton Rouge, LA, Mortgage Finance Authority, SFM Purchasing Revenue Bonds (Series B), 5.40%           165,074
                  (FNMA COL), 10/1/2025
      270,000     Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, (Series C), 5.50% (MBIA Insurance Corp.           273,197
                  INS)/(Original Issue Yield: 5.58%), 7/15/2018
      125,000     Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax, 5.60% (MBIA Insurance Corp.          126,561
                  INS)/(Original Issue Yield: 5.65%), 7/15/2025
      200,000     Ernest N Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax, 5.60% (MBIA Insurance Corp.          202,392
                  INS)/(Original Issue Yield: 5.65%), 7/15/2025
    1,300,000     Harahan, LA, Refunding Bonds, 6.10%, 6/1/2024                                                            1,389,804
    1,055,000     Iberville Parish, LA, School District Number 005 GO UT, 5.00%, 10/1/2008                                 1,081,892
    1,025,000     Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds (Series A), 6.15% (FNMA and       1,037,628
                  GNMA COLs), 6/1/2028
      500,000     Jefferson Parish, LA, Home Mortgage Authority, Revenue Bonds, 5.85% (FNMA and GNMA COLs),                  521,225
                  12/1/2028
      700,000     Jefferson Parish, LA, School Board, GO UT, 5.10% accrual (FSA INS)/(Original Issue Yield: 5.10%),          598,528
                  3/1/2010
    1,340,000     Jefferson Parish, LA, School Board, Revenue Bonds (AMBAC INS), 2/1/2010                                  1,331,558
      680,000     Jefferson, LA, Sales Tax District Special Sales Tax Revenue, (Series B), 5.75% (AMBAC                      739,330
                  INS)/(Original Issue Yield: 5.20%), 12/1/2014
    1,745,000     Jefferson, LA, Sales Tax District Special Sales Tax Revenue, Revenue Bonds - Public Imps., 4.00%         1,750,671
                  (AMBAC INS), 12/1/2007
      500,000     Lafayette Parish, LA, School Board, Refunding Revenue Bonds, 4.50% (FGIC INS)/(Original Issue              507,785
                  Yield: 4.85%), 4/1/2013
    1,500,000     Lafayette, LA, Public Improvement Sales Tax, (Series A), 5.625% (FGIC INS)/(Original Issue Yield:        1,600,680
                  5.69%), 3/1/2025
    1,305,000     Lafayette, LA, Public Power Authority, (Series A), 5.00% (AMBAC INS)/(Original Issue Yield:              1,337,364
                  2.47%), 11/1/2008
      175,000     Louisiana HFA, SFM Revenue Bonds (Series 2005A), 3.85% (GNMA Collateralized Home Mortgage Program          172,623
                  COL), 12/1/2012
      120,000     Louisiana HFA, SFM Revenue Bonds (Series 2005A), 3.95% (GNMA Collateralized Home Mortgage Program          118,498
                  COL), 12/1/2013
      110,000     Louisiana HFA, SFM Revenue Bonds (Series 2005A), 4.05% (GNMA Collateralized Home Mortgage Program          108,831
                  COL), 12/1/2014
      245,000     Louisiana HFA, SFM Revenue Bonds (Series 2005A), 4.30% (GNMA Collateralized Home Mortgage Program          243,616
                  COL), 12/1/2017
    1,000,000     Louisiana Local Government Environmental Facilities Community Development Authority, (Series A)          1,034,000
                  Revenue Bonds, 5.20% (Original Issue Yield: 5.30%), 6/1/2031
    1,835,000     Louisiana Local Government Environmental Facilities Community Development Authority, 5.50% (MBIA         1,985,727
                  Insurance Corp. INS), 12/1/2012
    1,500,000     Louisiana Local Government Environmental Facilities Community Development Authority, Refunding           1,526,220
                  Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2032
      215,000     Louisiana PFA Hospital Revenue, Refunding Revenue Bonds, 5.00% (Louisiana Health System Coporate           223,058
                  Project)/(FSA INS)/(Original Issue Yield: 5.10%), 10/1/2013
    1,045,000     Louisiana PFA, (Series A) Revenue Refunding Bonds, 5.125% (Tulane University, LA)/                       1,071,501
                  (Original Issue Yield: 5.25%), 7/1/2027
      750,000     Louisiana PFA, 4.50%, 10/15/2010                                                                           754,252
    1,500,000     Louisiana PFA, FHA Insured Mortgage Revenue Bonds, 5.25% (Baton Rouge General Medical Center),           1,565,145
                  7/1/2033
    1,000,000     Louisiana PFA, Refunding Revenue Bonds (Series A), 5.00% (Tulane University, LA)/                        1,022,310
                  (AMBAC INS)/(Original Issue Yield: 5.15%), 7/1/2022
    1,000,000     Louisiana PFA, Revenue Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.38%), 8/1/2017                    1,036,380
      500,000     Louisiana PFA, Revenue Bonds, 5.10% (Tulane University, LA)/(MBIA Insurance Corp. INS)/                    508,740
                  (Original Issue Yield: 5.27%), 11/15/2021
    1,870,000     Louisiana PFA, Refunding Revenue Bonds (Series A), 6.75% (Bethany Home Project)/(FHA GTD),               1,871,739
                  8/1/2025
    1,000,000     Louisiana PFA, Refunding Revenue Bonds, 5.45% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2013        1,016,050
    1,000,000     Louisiana State Office Facilities, Refunding Revenue Bonds, 4.70% (MBIA Insurance Corp.                  1,004,250
                  INS)/(Original Issue Yield: 4.79%), 11/1/2022
    1,000,000     Louisiana State Office Facilities, Refunding Revenue Bonds, 4.75% (MBIA Insurance Corp.                  1,007,740
                  INS)/(Original Issue Yield: 4.88%), 11/1/2023
    1,000,000     Louisiana State Transportation Authority Toll Revenue, Revenue Bonds, 5.00%, 9/1/2009                    1,030,900
      750,000     Louisiana State University and Agricultural and Mechanical College, Refunding Revenue Bonds                751,388
                  (Auxiliary Series A), 4.00% (AMBAC INS), 7/1/2012
    1,250,000     Louisiana State University and Agricultural and Mechanical College, University & College                 1,262,275
                  Improvement Refunding Revenue Bonds, 5.00% (University of New Orleans Project)/(AMBAC INS),
                  10/1/2030
    1,500,000     Louisiana State, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.23%), 11/15/2015                  1,577,505
    1,000,000     Louisiana State, GO UT Bonds (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 4/15/2018        1,033,610
    1,380,000     Natchitoches Parish, LA, School District No. 9, GO UT Refunding Bonds, 3.85%, 3/1/2016                   1,311,124
      250,000     New Orleans, LA, Aviation Board, Refunding Revenue Bonds, 6.00% (FSA INS)/(Original Issue Yield:           250,983
                  6.16%), 9/1/2019
      975,000     New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25% (United States         1,062,526
                  Treasury/REFCO STRIPs COL)/(Original Issue Yield: 6.518%), 1/15/2011
    1,455,000     New Orleans, LA, LT GO, 3.00% (MBIA Insurance Corp. INS), 3/1/2007                                       1,445,121
    1,145,000     Orleans, LA, Levee District, Refunding Revenue Bonds (Series A), 5.95% (FSA INS)/(Original Issue         1,175,022
                  Yield: 6.039%), 11/1/2014
      790,000     Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75% (FGIC INS)/                        846,027
                  (Original Issue Yield: 5.78%), 3/1/2020
      780,000     Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75% (FGIC INS)/                        835,318
                  (Original Issue Yield: 5.81%), 3/1/2021
    1,020,000     Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 5.75% (FGIC INS)/                      1,092,338
                  (Original Issue Yield: 5.85%), 3/1/2024
       85,000     Ouachita Parish, LA, East Ouachita Parish School District, GO UT Refunding Bonds, 3.00% (MBIA               84,498
                  Insurance Corp. INS), 3/1/2007
       85,000     Ouachita Parish, LA, East Ouachita Parish School District, GO UT Refunding Bonds, 3.25% (MBIA               84,139
                  Insurance Corp. INS), 3/1/2008
       90,000     Ouachita Parish, LA, East Ouachita Parish School District, GO UT Refunding Bonds, 3.25% (MBIA               88,382
                  Insurance Corp. INS), 3/1/2009
      575,000     Ouachita Parish, LA, East Ouachita Parish School District, GO UT Refunding Bonds, 4.00% (MBIA              578,387
                  Insurance Corp. INS), 3/1/2011
      705,000     Ouachita Parish, LA, East Ouachita Parish School District, GO UT Refunding Bonds, 4.00% (MBIA              694,629
                  Insurance Corp. INS)/(Original Issue Yield: 4.06%), 3/1/2015
      535,000     Ouachita Parish, LA, East Ouachita Parish School District, GO UT Refunding Bonds, 4.00% (MBIA              522,379
                  Insurance Corp. INS)/(Original Issue Yield: 4.15%), 3/1/2016
       95,000     Ouachita Parish, LA, East Ouachita Parish School District, GO UT, 3.50% (MBIA Insurance Corp.               93,666
                  INS), 3/1/2010
    1,060,000     Plaquemines Parish LA, Law Enforcement District GO UT, 4.00%, 3/1/2009                                   1,063,646
    2,500,000     Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.875% (AMBAC INS)/(Original        2,690,100
                  Issue Yield: 5.95%), 9/1/2029
    1,000,000     Shreveport, LA, GO UT  Public Improvement Bonds, 5.00%, 3/1/2017                                         1,034,380
      870,000     Shreveport, LA, GO UT (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2012                           868,756
      750,000     Shreveport, LA, Revenue Bonds (Series A), 5.375% (FSA INS), 1/1/2028                                       763,095
      500,000     Shreveport, LA, Revenue Bonds (Series B), 5.375% (FSA INS), 1/1/2024                                       514,225
      815,000     Shreveport, LA, Water & Sewer, (Series C), 4.00% (FGIC INS)/(Original Issue Yield: 3.80%),                 805,000
                  6/1/2014
    1,000,000     St. Charles Parish, LA, Public Improvement, 3.50%, 12/1/2008                                               990,980
                     TOTAL                                                                                                59,207,714
                  MISSOURI--2.6%
    1,840,000     Wentzville, MO, School District No. R 04, GO UT (Series PG-A), 4.00% (XL Capital Assurance Inc.          1,732,802
                  INS), 3/1/2020
                  NORTH CAROLINA--3.2%
    2,250,000     Johnston County, NC, GO UT, 4.00% (FGIC INS), 2/1/2021                                                   2,161,620
                     TOTAL MUNICIPAL BONDS                                                                                64,198,728
                     (IDENTIFIED COST $63,405,561)
                  MUTUAL FUNDS--2.8%
    1,000,000     Fidelity Institutional Tax-Exempt Portfolio                                                              1,000,000
      864,967     Goldman Sachs ILA Tax-Free Instruments                                                                     864,967
                     TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                                               1,864,967
                     TOTAL INVESTMENTS-98.9%                                                                              66,063,695
                     (IDENTIFIED COST $65,270,528)(2)
                     OTHER ASSETS AND LIABILITIES -NET - 1.1%                                                                728,723
                     TOTAL NET ASSETS -100%                                                                             $ 66,792,418

(1) Securities that are subject to the federal alternative minimum tax (AMT) represent 4.3% of the Fund's portfolio calculated based upon total market value.

(2) At May 31, 2006, the cost of investments for federal tax purposes was $65,256,023. The net unrealized appreciation of investments for federal tax purposes was $807,672. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,391,492 and net unrealized depreciation from investments for those securities having an excess of cost over value of $583,820.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

INVESTMENT VALUATION: Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 COL    --Collateralized
 FGIC   --Financial Guaranty Insurance Company
 FHA    --Federal Housing Administration
 FNMA   --Federal National Mortgage Association
 FSA    --Financial Security Assurance
 GNMA   --Government National Mortgage Association
 GO     --General Obligation
 GTD    --Guaranteed
 HFA    --Housing Finance Authority
 IDB    --Industrial Development Bond
 INS    --Insured
 LT     --Limited Tax
 PFA    --Public Facility Authority
 SFM    --Single Family Mortgage
 STRIPs --Separate Trading of Registered Interest & Principal of  Securities
 UT     --Unlimited Tax





CAPITAL ONE MID CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

 SHARES                                                                                               VALUE
               COMMON STOCKS--96.9%
               COMMERCIAL SERVICES--5.4%
    27,700     Banta Corp.                                                                    $   1,370,042
    14,390 (1)  Dun & Bradstreet Corp.                                                            1,048,599
    42,100     Ikon Office Solutions, Inc.                                                          543,932
   116,900 (1)  MPS Group, Inc.                                                                   1,758,176
    18,000     Robert Half International, Inc.                                                      738,720
    46,200     SEI Investments Co.                                                                2,097,018
                  TOTAL                                                                           7,556,487
               COMMUNICATIONS--0.4%
     6,180     CenturyTel, Inc.                                                                     220,935
     7,920     Telephone and Data System, Inc.                                                      308,722
                  TOTAL                                                                             529,657
               CONSUMER DURABLES--0.6%
    22,333     D. R. Horton, Inc.                                                                   588,698
    10,000     Newell Rubbermaid, Inc.                                                              264,600
                  TOTAL                                                                             853,298
               CONSUMER NON-DURABLES--2.3%
    36,100     American Greetings Corp., Class A                                                    811,889
     5,000     Brown-Forman Corp., Class B                                                          381,500
    32,200 (1)  Coach, Inc.                                                                         936,376
    30,900     Hormel Foods Corp.                                                                 1,109,619
                  TOTAL                                                                           3,239,384
               CONSUMER SERVICES--2.2%
    43,900     Bob Evans Farms, Inc.                                                              1,224,371
     8,200     Choice Hotels International, Inc.                                                    443,374
    39,980     Gtech Holdings Corp.                                                               1,381,309
                  TOTAL                                                                           3,049,054
               DISTRIBUTION SERVICES--2.1%
    39,960 (1)  Avnet, Inc.                                                                         882,317
     6,480     CDW Corp.                                                                            362,426
    10,000     Grainger (W.W.), Inc.                                                                721,600
    53,700 (1)  Ingram Micro, Inc., Class A                                                         926,862
                  TOTAL                                                                           2,893,205
               ELECTRONIC TECHNOLOGY--8.1%
    27,060     Harris Corp.                                                                       1,101,883
    45,000     Imation Corp.                                                                      1,731,600
    33,660 (1)  Jabil Circuit, Inc.                                                               1,172,041
    33,180 (1)  MEMC Electronic Materials                                                         1,161,964
    40,000 (1)  Micrel, Inc.                                                                        450,400
    99,780     Microchip Technology, Inc.                                                         3,422,454
    40,000 (1)  Palm, Inc.                                                                          659,200
    15,200     Precision Castparts Corp.                                                            875,976
     9,800 (1) Sequa Corp., Class A                                                                 791,350
                  TOTAL                                                                          11,366,868
               ENERGY MINERALS--4.6%
    41,000 (1)  Newfield Exploration Co.                                                          1,751,930
    51,900     Tesoro Petroleum Corp.                                                             3,534,909
    20,000 (1)  Unit Corp.                                                                        1,198,400
                  TOTAL                                                                           6,485,239
               FINANCE--20.2%
    15,400     AmerUs Group Co.                                                                     895,356
    58,400     American Capital Strategies Ltd.                                                   2,000,200
    18,123     Amsouth Bancorporation                                                               485,696
    50,000 (1)  Assurant, Inc.                                                                    2,444,000
    50,000     Bancorpsouth, Inc.                                                                 1,301,000
    32,200     Bank of Hawaii Corp.                                                               1,633,506
    30,000 (1)  CB Richard Ellis Services, Inc.                                                   2,321,100
    15,400     Edwards(AG), Inc.                                                                    825,440
     5,074     Fidelity National Title Group, Inc., Class A                                         110,816
    35,500     First American Financial Corp.                                                     1,489,935
    98,700     First BanCorp                                                                      1,049,181
   151,500     HRPT Properties Trust                                                              1,690,740
    20,000 (1)  Hanover Insurance Group, Inc.                                                       947,000
    43,000     Hospitality Properties Trust                                                       1,813,310
    41,100     IndyMac Bancorp, Inc.                                                              1,886,490
    23,700     Ohio Casualty Corp.                                                                  707,919
    23,380     PMI Group, Inc.                                                                    1,063,790
    50,000     Plum Creek Timber Co., Inc.                                                        1,787,500
    18,930     Radian Group, Inc.                                                                 1,157,002
     5,100     Reinsurance Group of America                                                         241,995
    24,000     Ryder System, Inc.                                                                 1,296,720
    29,500     Wilmington Trust Corp.                                                             1,259,945
                  TOTAL                                                                          28,408,641
               HEALTH SERVICES--3.4%
    15,000 (1)  Express Scripts, Inc., Class A                                                    1,099,200
    40,000 (1)  Humana, Inc.                                                                      2,025,200
    30,000     Pharmaceutical Product Development, Inc.                                           1,089,900
    15,600 (1)  Triad Hospitals, Inc.                                                               628,368
                  TOTAL                                                                           4,842,668
               HEALTH TECHNOLOGY--6.4%
    69,800     Applera Corp.                                                                      2,066,080
     8,200 (1)  Barr Laboratories, Inc.                                                             432,140
    16,100 (1)  Charles River Laboratories International, Inc.                                      644,644
     9,860     Hillenbrand Industries, Inc.                                                         498,324
    19,200 (1)  Invitrogen Corp.                                                                  1,223,808
    19,720     Mylan Laboratories, Inc.                                                             412,345
    25,000 (1)  Respironics, Inc.                                                                   850,500
    30,000 (1)  Techne Corp.                                                                      1,640,400
    25,300 (1)  Varian Medical Systems, Inc.                                                      1,186,570
                  TOTAL                                                                           8,954,811
               INDUSTRIAL SERVICES--4.1%
    50,000 (1)  Allied Waste Industries, Inc.                                                       596,500
    36,100     BJ Services Co.                                                                    1,323,065
     7,000     Fluor Corp.                                                                          613,620
    40,000     Granite Construction, Inc.                                                         1,653,200
    24,230     Helmerich & Payne, Inc.                                                            1,593,365
                  TOTAL                                                                           5,779,750
               NON-ENERGY MINERALS--3.6%
    23,100     Florida Rock Industries, Inc.                                                      1,215,060
    58,000     Louisiana-Pacific Corp.                                                            1,407,080
    41,600     Steel Dynamics, Inc.                                                               2,416,544
                  TOTAL                                                                           5,038,684
               PROCESS INDUSTRIES--2.4%
    48,700     Airgas, Inc.                                                                       1,864,723
    80,000     Celanese Corp.                                                                     1,576,800
                  TOTAL                                                                           3,441,523
               PRODUCER MANUFACTURING--6.2%
    30,000     Cummins, Inc.                                                                      3,306,300
     9,270 (1)  Energizer Holdings, Inc.                                                            484,450
     9,860     Johnson Controls, Inc.                                                               839,776
    60,000     Joy Global, Inc.                                                                   3,224,400
    33,000 (1)  TRW Automotive Holdings Corp.                                                       903,870
                  TOTAL                                                                           8,758,796
               RETAIL TRADE--8.1%
    33,410     Abercrombie & Fitch Co., Class A                                                   1,932,769
    61,600     Circuit City Stores, Inc.                                                          1,851,080
    72,100     Claire's Stores, Inc.                                                              1,958,957
    20,000     Fastenal Co.                                                                         860,000
    40,600 (1)  Men's Wearhouse, Inc.                                                             1,375,122
    40,000 (1)  NetFlix, Inc.                                                                     1,107,600
    32,200 (1)  Pacific Sunwear of California                                                       706,790
    42,390     Ross Stores, Inc.                                                                  1,197,518
    17,670     Ruddick Corp.                                                                        414,185
                  TOTAL                                                                          11,404,021
               TECHNOLOGY SERVICES--5.3%
    65,000 (1)  Akamai Technologies, Inc.                                                         2,033,850
    19,900 (1)  Autodesk, Inc.                                                                      724,161
    45,000 (1)  BMC Software, Inc.                                                                  906,750
    39,500     Global Payments, Inc.                                                              1,839,910
    96,300 (1)  Sybase, Inc.                                                                      1,961,631
                  TOTAL                                                                           7,466,302
               TRANSPORTATION--4.0%
    35,000     Con-way, Inc.                                                                      2,068,150
    59,200     OMI Corp.                                                                          1,103,488
    47,300     Tidewater, Inc.                                                                    2,399,056
                  TOTAL                                                                           5,570,694
               UTILITIES--7.5%
    25,000     Allete, Inc.                                                                       1,137,000
    49,300     Energen Corp.                                                                      1,670,284
    29,200     Equitable Resources, Inc.                                                            982,580
    56,900     MDU Resources Group, Inc.                                                          2,018,812
    20,000 (1)  NRG Energy, Inc.                                                                    995,000
    51,400     National Fuel Gas Co.                                                              1,840,120
    25,080     Questar Corp.                                                                      1,848,145
                  TOTAL                                                                          10,491,941
                  TOTAL COMMON STOCKS (IDENTIFIED COST $113,986,054)                            136,131,023
               MUTUAL FUND--3.0%
 4,181,364     Fidelity Institutional Cash Treasury Money Market Fund (AT NET ASSET VALUE)        4,181,364
                  TOTAL INVESTMENTS-99.9%                                                       140,312,387
                  (IDENTIFIED COST $118,167,418)(2)
                  OTHER ASSETS AND LIABILITIES-NET-0.1%                                             153,663
                  TOTAL NET ASSETS-100%                                                       $ 140,466,050

(1) Non-income producing security.

(2) At May 31, 2006, the cost of investments for federal tax purposes was $118,167,418. The net unrealized appreciation of investments for federal tax purposes was $22,144,969. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
$25,001,767 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,856,798.

INVESTMENT VALUATION - Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.





CAPITAL ONE TOTAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT OR
    SHARES
               COLLATERALIZED MORTGAGE OBLIGATION--3.9%
               BANK--3.9%
  $ 2,000,000  Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2, Class A4, 5.362%, 1/15/2046 (IDENTIFIED COST       $  1,935,938
               $2,009,877)
               CORPORATE BONDS--24.9%
               COMMUNICATIONS--3.1%
      225,000  AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                                                 276,943
      850,000  Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014                                                     797,131
      475,000  Verizon Communications, Sr. Note, 6.50%, 9/15/2011                                                            478,314
                  TOTAL                                                                                                    1,552,388
               COMMUNICATIONS-TELECOM WIRELESS--1.1%
      625,000  Verizon Virginia, Inc., 4.625%, 3/15/2013                                                                     565,720
               CONSUMER DURABLES--4.2%
      950,000  DaimlerChrysler North America Holding Corp., Company Guarantee, 7.75%, 1/18/2011                            1,009,713
    1,000,000  Pulte Homes, Inc., Company Guarantee, 7.875%, 8/1/2011                                                      1,065,166
                  TOTAL                                                                                                    2,074,879
               CONSUMER NON-DURABLES--0.2%
       75,000  Kraft Foods, Inc., Note, 5.25%, 6/1/2007                                                                       74,794
               ENERGY--INDEPENDENT--1.8%
      975,000  Pemex Project Funding Master, Company Guarantee, 5.75%, 12/15/2015                                            901,875
               ENERGY MINERALS--0.4%
      225,000  Canadian Natural Resources Ltd., 5.85%, 2/1/2035                                                              205,546
               FINANCE--11.5%
      500,000  (1) American International Group, Inc., Note, 5.05%, 10/1/2015                                                466,180
      250,000  Asian Development Bank, Bond, 6.75%, 6/11/2007                                                                253,947
      800,000  General Electric Capital Corp., Note, 4.25%, 1/15/2008                                                        786,121
       75,000  Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                                                   70,989
      200,000  Inter-American Development Bank, Bond, 7.375%, 1/15/2010                                                      213,369
      600,000  International Lease Finance Corp., Sr. Note, 5.00%, 4/15/2010                                                 586,321
    1,100,000  iStar Financial, Inc., Unsecd. Note, 5.15%, 3/3/2012                                                        1,049,850
    1,150,000  Morgan Stanley, Sub. Note, 4.75%, 4/1/2014                                                                  1,059,281
      900,000  Petrobras International Finance, Sr. Note, 9.75%, 7/6/2011                                                  1,028,205
      275,000  Washington Mutual Bank, 5.125%, 1/15/2015                                                                     257,083
                  TOTAL                                                                                                    5,771,346
               FOREIGN--LOCAL--GOVT--0.7%
      175,000  Ontario, Province of, Note, 4.50%, 2/3/2015                                                                   162,728
      200,000  Quebec, Province of, 5.75%, 2/15/2009                                                                         201,686
                  TOTAL                                                                                                      364,414
               HEALTH TECHNOLOGY--0.9%
      225,000  Genentech, Inc., Note, 4.75%, 7/15/2015                                                                       207,005
      250,000  Oncor, Inc., Sec. Fac. Bond, 6.375%, 5/1/2012                                                                 254,067
                  TOTAL                                                                                                      461,072
               RETAIL TRADE--0.3%
      150,000  Federated Department Stores, Inc., Note, 6.70%, 7/15/2034                                                     147,560
               TRANSPORTATION--0.4%
      175,000  Canadian National Railway, Note, 6.90%, 7/15/2028                                                             190,616
               UTILITIES--0.3%
      150,000  Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                                   141,899
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $12,933,626)                                                     12,452,109
               GOVERNMENT AGENCIES--10.8%
               FEDERAL HOME LOAN BANK SYSTEM--1.4%
      750,000  Bond, 3.57%, 2/15/2007                                                                                        741,665
               FEDERAL HOME LOAN MORTGAGE CORPORATION--3.3%
    1,780,000  Note, 4.375%, 7/17/2015                                                                                     1,650,114
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.1%
    1,000,000  Note, 4.00%, 8/8/2008                                                                                         973,405
    1,000,000  Note, 5.25%, 1/15/2009                                                                                        999,249
    1,000,000  Unsecd. Note, 7.125%, 6/15/2010                                                                             1,063,717
                  TOTAL                                                                                                    3,036,371
                  TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,443,216)                                                   5,428,150
               MORTGAGE BACKED SECURITIES--35.2%
               (2) FEDERAL HOME LOAN MORTGAGE CORPORATION 15 YEAR--3.5%
      612,658  Pool E98632, 5.00%, 8/1/2018                                                                                  593,857
    1,228,103  Pool G11536, 4.50%, 4/1/2014                                                                                1,175,294
                  TOTAL                                                                                                    1,769,151
               (2) FEDERAL HOME LOAN MORTGAGE CORPORATION 30 YEAR--4.3%
      903,859  Pool A23881, 6.50%, 6/1/2034                                                                                  916,513
    1,262,535  Pool G08003, 6.00%, 7/1/2034                                                                                1,250,540
                  TOTAL                                                                                                    2,167,053
               (2) FEDERAL NATIONAL MORTGAGE ASSOCIATION 15 YEAR --4.7%
      324,200  Pool 256077, 6.00%, 12/1/2020                                                                                 326,440
      962,940  Pool 831124, 5.00%, 11/1/2020                                                                                 930,380
      380,234  Pool 848931, 6.00%, 1/1/2021                                                                                  382,860
      744,364  Pool 850142, 5.50%, 12/1/2020                                                                                 733,617
                  TOTAL                                                                                                    2,373,297
               (2) FEDERAL NATIONAL MORTGAGE ASSOCIATION 30 YEAR --17.6%
    1,328,093  Pool 725946, 5.50%, 11/1/2034                                                                               1,281,278
        1,995  Pool 76204, 11.00%, 6/1/2019                                                                                    2,075
    1,458,277  Pool 797659, 5.00%, 9/1/2035                                                                                1,371,145
    2,373,649  Pool 817423, 5.50%, 8/1/2035                                                                                2,289,977
      442,056  Pool 825461, 6.00%, 6/1/2035                                                                                  437,166
      933,422  Pool 830762, 5.00%, 8/1/2035                                                                                  877,650
      956,053  Pool 830766, 5.00%, 8/1/2035                                                                                  898,929
      963,250  Pool 832443, 5.00%, 9/1/2035                                                                                  905,695
        2,816  Pool 85131, 11.00%, 5/1/2017                                                                                    3,028
      748,026  Pool 868935, 5.50%, 5/1/2036                                                                                  720,723
                  TOTAL                                                                                                    8,787,666
               (2) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 15 YEAR--0.2%
       73,514  Pool 420153, 7.00%, 9/15/2010                                                                                  74,761
               (2) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 30 YEAR--4.9%
        5,856  Pool 147875, 10.00%, 3/15/2016                                                                                  6,287
       19,945  Pool 168511, 8.00%, 7/15/2016                                                                                  20,873
        2,227  Pool 174673, 8.00%, 8/15/2016                                                                                   2,320
        7,131  Pool 177145, 8.00%, 1/15/2017                                                                                   7,463
          309  Pool 188080, 8.00%, 9/15/2018                                                                                     325
        4,189  Pool 212660, 8.00%, 4/15/2017                                                                                   4,393
       21,823  Pool 216950, 8.00%, 6/15/2017                                                                                  22,886
        3,574  Pool 217533, 8.00%, 5/15/2017                                                                                   3,701
        2,410  Pool 253449, 10.00%, 10/15/2018                                                                                 2,621
        5,565  Pool 279619, 10.00%, 9/15/2019                                                                                  6,067
        5,785  Pool 287853, 9.00%, 4/15/2020                                                                                   6,242
        3,531  Pool 288967, 9.00%, 4/15/2020                                                                                   3,810
        1,590  Pool 289082, 9.00%, 4/15/2020                                                                                   1,649
        5,965  Pool 291100, 9.00%, 5/15/2020                                                                                   6,427
       20,485  Pool 302101, 7.00%, 6/15/2024                                                                                  21,284
       31,539  Pool 345031, 7.00%, 10/15/2023                                                                                 32,769
       35,986  Pool 345090, 7.00%, 11/15/2023                                                                                 37,401
       24,697  Pool 360772, 7.00%, 2/15/2024                                                                                  25,653
       12,168  Pool 404653, 7.00%, 9/15/2025                                                                                  12,628
       30,107  Pool 408884, 7.00%, 9/15/2025                                                                                  31,262
       25,656  Pool 410108, 7.00%, 9/15/2025                                                                                  26,641
       92,920  Pool 415427, 7.50%, 8/15/2025                                                                                  96,892
       22,095  Pool 415865, 7.00%, 9/15/2025                                                                                  22,929
       84,167  Pool 418781, 7.00%, 9/15/2025                                                                                  87,397
       58,557  Pool 420157, 7.00%, 10/15/2025                                                                                 60,840
      205,031  Pool 532641, 7.00%, 12/15/2030                                                                                212,195
    1,461,213  Pool 615486, 5.50%, 7/15/2034                                                                               1,424,135
      242,738  Pool 780717, 7.00%, 2/15/2028                                                                                 252,356
                  TOTAL                                                                                                    2,439,446
                  TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $18,199,487)                                          17,611,374
               U.S. TREASURY--23.4%
               U.S. TREASURY BOND--3.1%
    1,578,000  5.25%, 2/15/2029                                                                                            1,562,467
               U.S. TREASURY NOTES--20.3%
    1,437,000  3.625%, 7/15/2009                                                                                           1,379,745
    2,000,000  3.75%, 3/31/2007                                                                                            1,977,969
    2,000,000  4.375%, 11/15/2008                                                                                          1,970,000
    1,386,000  4.375%, 12/15/2010                                                                                          1,349,617
    1,700,000  4.50%, 2/15/2016                                                                                            1,618,453
    1,367,000  4.625%, 3/31/2008                                                                                           1,357,175
      500,000  4.875%, 5/31/2011                                                                                             496,560
                  TOTAL                                                                                                   10,149,519
                  TOTAL U.S. TREASURY (IDENTIFIED COST $11,833,709)                                                       11,711,986
               MUTUAL FUND--1.8%
      891,235  Fidelity Institutional Cash Treasury Money Market Fund (AT NET ASSET VALUE)                                   891,235
                  TOTAL INVESTMENTS --- 100.0%                                                                            50,030,792
                  (IDENTIFIED COST $51,311,150)(3)
                  OTHER ASSETS AND LIABILITIES --- NET --- 0.0%                                                               23,076
                  TOTAL NET ASSETS --- 100%                                                                             $ 50,053,868

(1) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, which has been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration may only be sold to qualified institutional investors. At May 31, 2006, this security amounted to $466,180 which represents 0.9% of total net assets.

(2) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

(3) At May 31, 2006, the cost of investments for federal tax purposes amounts to $51,323,259. The net unrealized depreciation of investments for federal tax purposes was $1,292,467. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $100,693 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,393,160.

   Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

INVESTMENT VALUATION
The Fund generally values fixed income and short term securities according to prices furnished by an independent pricing service, except that fixed income and short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Fixed income and short-term security prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





CAPITAL ONE U.S. GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                  LONG-TERM OBLIGATIONS -110.5%
                  GOVERNMENT AGENCIES--28.0%
                  FEDERAL HOME LOAN BANK SYSTEM-5.7%
  $   900,000     0.000%, 6/13/2006                                                              $      898,558
    2,300,000     0.000%, 6/19/2006                                                                   2,294,490
       92,000     4.000%, 12/15/2009                                                                     88,129
      180,000     4.375%, 9/17/2010                                                                     173,540
    1,500,000     5.800%, 9/2/2008                                                                    1,515,887
                     TOTAL                                                                            4,970,604
                  FEDERAL HOME LOAN MORTGAGE CORPORATION-9.8%
    1,229,000     3.875%, 6/15/2008                                                                   1,196,317
    3,000,000     4.000%, 8/17/2007                                                                   2,954,370
      117,000     4.375%, 7/17/2015                                                                     108,463
    1,000,000     4.500%, 12/16/2010                                                                    965,704
      907,000     4.750%, 11/17/2015                                                                    861,278
    1,455,000     4.875%, 2/17/2009                                                                   1,439,484
      750,000     5.125%, 4/18/2011                                                                     742,088
      231,000     5.125%, 7/15/2012                                                                     227,977
                     TOTAL                                                                            8,495,681
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION-12.5%
    1,100,000     0.000%, 6/12/2006                                                                   1,098,385
    6,255,000     0.000%, 6/13/2006                                                                   6,244,980
    1,200,000     0.000%, 6/19/2006                                                                   1,197,125
      525,000     4.125%, 4/15/2014                                                                     483,480
      215,000     4.250%, 7/15/2007                                                                     212,665
      298,000     4.625%, 10/15/2014                                                                    283,386
      520,000     5.375%, 11/15/2011                                                                    519,132
      718,000     6.000%, 5/15/2011                                                                     737,025
                     TOTAL                                                                           10,776,178
                     TOTAL GOVERNMENT AGENCIES                                                       24,242,463
                  MORTGAGE BACKED SECURITIES--49.1%
              (1) FEDERAL HOME LOAN MORTGAGE CORPORATION 15 YEAR-2.5%
      170,000     TBA, 4.500%, 15 Year, June                                                            160,756
      710,000     TBA, 5.000%, 15 Year, June                                                            685,372
    1,390,000     TBA, 5.500%, 15 Year, June                                                          1,368,281
                     TOTAL                                                                            2,214,409
              (1) FEDERAL HOME LOAN MORTGAGE CORPORATION 30 YEAR-15.3%
    4,060,000     TBA, 5.000%, 30 Year, June                                                          3,806,250
    3,220,000     TBA, 5.500%, 30 Year, June                                                          3,103,275
    1,100,000     TBA, 6.000%, 30 Year, June                                                          1,087,625
    1,657,939     4.500%, 4/1/2014                                                                    1,586,647
      999,901     5.000%, 5/1/2036                                                                      937,657
    1,500,000     5.500%, 6/1/2036                                                                    1,446,187
       34,610     6.000%, 11/1/2006                                                                      34,641
      631,267     6.000%, 7/1/2034                                                                      625,270
      500,000     6.500%, 6/1/2036                                                                      505,906
       85,836     8.750%, 2/1/2017                                                                       91,131
        3,312     9.000%, 6/1/2016                                                                        3,530
           95     9.000%, 9/1/2016                                                                          101
          466     9.000%, 10/1/2016                                                                         496
        4,706     9.000%, 1/1/2017                                                                        5,015
       12,011     10.000%, 6/1/2018                                                                      12,988
                     TOTAL                                                                           13,246,719
              (1) FEDERAL NATIONAL MORTGAGE ASSOCIATION 15 YEAR-25.7%
      700,000     TBA, 5.500%, 15 Year, June                                                            689,719
      500,000     TBA, 6.000%, 15 Year, June                                                            503,203
      745,788     4.000%, 10/1/2020                                                                     692,277
      171,175     4.500%, 6/1/2020                                                                      162,530
       35,234     4.500%, 6/1/2020                                                                       33,455
      287,326     4.500%, 6/1/2020                                                                      272,816
       72,266     4.500%, 7/1/2020                                                                       68,616
      865,995     4.500%, 9/1/2035                                                                      789,895
      116,989     5.000%, 4/1/2009                                                                      115,394
      117,111     5.000%, 6/1/2018                                                                      113,590
      643,384     5.000%, 12/1/2018                                                                     624,042
       84,111     5.000%, 1/1/2019                                                                       81,504
      132,231     5.000%, 4/1/2019                                                                      128,132
      123,661     5.000%, 7/1/2019                                                                      119,634
       88,129     5.000%, 11/1/2019                                                                      85,260
      117,968     5.000%, 4/1/2020                                                                      114,127
       72,970     5.000%, 5/1/2020                                                                       70,594
      639,997     5.000%, 5/1/2020                                                                      619,157
      738,203     5.000%, 3/1/2034                                                                      695,018
    1,130,473     5.000%, 5/1/2035                                                                    1,062,927
      112,307     5.000%, 6/1/2035                                                                      105,597
    1,150,399     5.000%, 6/1/2035                                                                    1,081,662
       97,247     5.000%, 7/1/2035                                                                       91,437
      798,660     5.000%, 7/1/2035                                                                      750,941
      491,224     5.000%, 12/1/2035                                                                     460,952
      158,940     5.500%, 10/1/2016                                                                     157,341
      152,079     5.500%, 2/1/2017                                                                      150,549
      199,997     5.500%, 10/1/2017                                                                     197,859
      112,309     5.500%, 12/1/2017                                                                     111,004
      126,286     5.500%, 3/1/2018                                                                      124,817
      159,640     5.500%, 1/1/2019                                                                      157,934
    2,342,333     5.500%, 6/1/2033                                                                    2,264,158
    1,077,460     5.500%, 10/1/2034                                                                   1,040,827
    1,254,357     5.500%, 2/1/2035                                                                    1,210,141
    1,194,118     5.500%, 5/1/2035                                                                    1,152,026
      898,435     5.500%, 6/1/2035                                                                      866,766
      707,493     5.500%, 6/1/2035                                                                      682,554
      491,134     5.500%, 12/1/2035                                                                     473,208
      499,950     6.000%, 5/1/2016                                                                      504,496
    1,245,983     6.000%, 8/1/2034                                                                    1,232,978
    1,011,847     6.000%, 4/1/2035                                                                    1,001,286
       59,903     6.500%, 1/1/2008                                                                       60,228
      621,779     6.500%, 3/1/2034                                                                      628,696
      409,177     6.500%, 3/1/2035                                                                      413,474
       33,986     7.000%, 8/1/2012                                                                       34,850
      108,839     7.000%, 12/1/2031                                                                     111,635
      125,395     7.500%, 7/1/2031                                                                      129,697
       16,050     9.500%, 8/1/2020                                                                       17,351
                     TOTAL                                                                           22,256,354
              (1) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 30 YEAR-5.6%
      886,794     5.000%, 7/15/2035                                                                     845,447
    1,461,214     5.500%, 7/15/2034                                                                   1,424,135
      622,858     6.000%, 8/15/2034                                                                     621,612
       39,751     6.000%, 8/15/2034                                                                      39,671
       19,374     6.500%, 2/15/2017                                                                      19,862
      112,329     6.500%, 4/15/2029                                                                     114,688
      376,446     7.000%, 12/15/2008                                                                    380,795
        4,798     7.000%, 11/15/2009                                                                      4,879
       32,797     7.000%, 9/15/2010                                                                      33,354
      208,152     7.000%, 9/15/2023                                                                     216,335
      175,178     7.000%, 6/20/2030                                                                     180,860
       95,309     7.000%, 2/15/2032                                                                      98,579
       97,321     7.000%, 3/15/2032                                                                     100,661
       46,938     7.500%, 10/15/2022                                                                     48,959
       47,053     7.500%, 3/15/2026                                                                      49,064
       81,934     7.500%, 9/15/2026                                                                      85,385
       40,252     7.500%, 11/20/2029                                                                     41,747
       52,031     7.500%, 12/20/2029                                                                     53,963
       36,580     7.500%, 12/20/2030                                                                     37,938
       74,281     8.000%, 1/15/2022                                                                      78,504
       66,009     8.000%, 4/15/2022                                                                      69,926
       57,323     8.000%, 8/15/2022                                                                      60,725
       58,492     8.000%, 10/15/2029                                                                     61,853
       26,774     8.000%, 1/20/2030                                                                      28,246
       32,476     8.000%, 2/20/2030                                                                      34,262
       37,802     8.000%, 3/20/2030                                                                      39,880
       13,643     8.500%, 2/20/2025                                                                      14,529
       17,977     9.000%, 2/15/2020                                                                      19,342
       18,714     9.500%, 6/15/2020                                                                      20,395
                     TOTAL
                     TOTAL MORTGAGE BACKED SECURITIES                                                42,543,078
                  U.S. TREASURY--33.4%
                  U.S. TREASURY NOTES-33.4%
    2,955,000     2.750%, 8/15/2007                                                                   2,875,584
    2,750,000     3.000%, 2/15/2008                                                                   2,659,336
      282,000     3.000%, 2/15/2009                                                                     267,636
    1,295,000     3.250%, 1/15/2009                                                                   1,239,153
    2,820,000     4.000%, 2/15/2014                                                                   2,623,041
    2,677,000     4.250%, 10/31/2007                                                                  2,648,139
    2,148,000     4.250%, 1/15/2011                                                                   2,078,861
    1,449,000     4.250%, 8/15/2014                                                                   1,366,362
    3,500,000     4.375%, 11/15/2008                                                                  3,447,500
      642,000     4.500%, 11/15/2015                                                                    611,605
      623,000     4.500%, 2/15/2016                                                                     593,115
      804,000     4.750%, 11/15/2008                                                                    798,975
      750,000     4.875%, 5/15/2009                                                                     746,836
    1,000,000     4.875%, 4/30/2011                                                                     993,125
    1,685,000     4.875%, 2/15/2012                                                                   1,672,363
    2,939,000     6.500%, 2/15/2010                                                                   3,084,113
    1,174,000     6.625%, 5/15/2007                                                                   1,190,234
                     TOTAL U.S. TREASURY
                     TOTAL LONG-TERM OBLIGATIONS                                                     95,681,519
                     (IDENTIFIED COST $97,221,191)
                  MUTUAL FUND--2.3%
    1,984,226     Fidelity Institutional Cash Treasury Money Market Fund (AT NET ASSET VALUE)         1,984,226
                     TOTAL INVESTMENTS-112.8%                                                        97,665,745
                     (IDENTIFIED COST $99,205,417)(2)
                     OTHER ASSETS AND LIABILITIES -NET - (12.8)%                                   (11,108,856)
                     TOTAL NET ASSETS -100%                                                      $   86,556,889

(1) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

(2) At May 31, 2006, the cost of investments for federal tax purposes was $99,175,068. The net unrealized depreciation of investments for federal tax purposes was $1,509,323. This consists of net unrealized appreciation from investments for those securitities having an excess of value over cost of $40,568 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,549,891.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.


INVESTMENT VALUATION
The Fund generally values fixed income and short term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:

 TBA --To Be Announced





CAPITAL ONE U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
    OR SHARES
                (1) U.S. TREASURY--84.7%
                U.S. TREASURY BILLS--46.2%
  $ 50,000,000  4.535% - 4.575%, 6/1/2006                                                                              $  50,000,000
    10,000,000  4.650%, 6/15/2006                                                                                          9,981,897
                   TOTAL                                                                                                  59,981,897
                U.S. TREASURY NOTES--38.5%
     5,000,000  2.500%, 9/30/2006                                                                                          4,959,859
    10,000,000  2.625%, 11/15/2006                                                                                         9,893,994
    35,000,000  7.000%, 7/15/2006                                                                                         35,084,092
                   TOTAL                                                                                                  49,937,945
                   TOTAL U.S. TREASURY                                                                                   109,919,842
                MUTUAL FUND--2.5%
     3,243,401  Fidelity Institutional Cash Treasury Money Market Fund                                                     3,243,401
                REPURCHASE AGREEMENT--12.2%
  $ 15,824,000  Repurchase agreement 4.82%, dated 5/31/2006, under which Morgan Stanley & Co., Inc. will repurchase       15,824,000
                a U.S. Treasury security with a maturity of 8/15/2021 for $15,826,119 on 6/1/2006.  The market value of the underlying security at the end of the period was $16,143,719.
                   TOTAL INVESTMENTS-99.4%                                                                               128,987,243
                   (AT AMORTIZED COST)(2)
                   OTHER ASSETS AND LIABILITIES-NET-0.6%                                                                     724,389
                   TOTAL NET ASSETS-100%                                                                               $ 129,711,632


 (1) These issues show the rate of discount at time of purchase.
 (2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Capital One Funds

By          /S/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer
                            (insert name and title)

Date         July 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Principal Executive Officer

Date        July 25, 2006


By          /S/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer

Date       July 25, 2006